CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 5,127,702	$ 6,086,188	$ 5,760,418
Securities available-for-sale:
Unrealized holding (losses) gains on securities arising during period	4,896,332	(10,449,924)	5,516,942
Reclassification adjustment for gains realized in income	(2,451,251)	(484,246)	(796,281)
Net unrealized (losses) gains	2,445,081	(10,934,170)	4,720,661
Income tax effect	(960,786)	4,373,668	(1,888,264)
Net change in securities available-for-sale	1,484,295	(6,560,502)	2,832,397
Transfers from Available for Sale to Held to maturity securities unrealized gains losses [Abstract]
Other Comprehensive Income (Loss), Amortization of unrealized gains and losses, Transfers from Available-for-Sale Securities to Held-to-maturity Securities, Before Tax	559,512	47,242	0
Reclassification adjustment for gains realized in income	0	0	0
Other Comprehensive Income (Loss),net unrealized gains(losses), Transfers from Available-for-Sale Securities to Held-to-maturity Securities, Before Tax	559,512	47,242	0
Other Comprehensive Income (Loss), NET Gain loss, Transfers from Available-for-Sale Securities to Held-to-maturity Securities, Tax	307,942	18,897	0
Other Comprehensive Income (Loss), Transfers from Held-to-maturity to Available-for-Sale Securities, Net of Tax	251,570	28,345	0
Defined benefit pension plans:
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax	(663,361)	477,597	114,262
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Net of Tax	2,048,485	320,629	219,797
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(1,385,124)	(798,226)	(334,059)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	(581,239)	(319,290)	(133,624)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(803,885)	(478,936)	(200,435)
Other comprehensive (loss) income, net of tax	2,539,750	(6,053,221)	3,032,832
Comprehensive (loss) income:	$ 7,667,452	$ 32,967	$ 8,793,250